ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	308,556,264	208,368,929
Allowance for doubtful accounts	(176,634,845)	(170,996,885)

Accounts receivable, net	131,921,419	37,372,044

Schedule of movement of the allowance for doubtful accounts

	For the Year Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	29,593,693	169,038,710	176,634,845
Additions	139,445,017	19,840,922	1,624,524
Reversal	—	(12,244,787)	(7,262,484)
Balance at the end of the year	169,038,710	176,634,845	170,996,885